Summary of Significant Accounting Policies - Schedule of Fair Value of Derivative Liability Related to Warrants (Details) - Valuation Technique, Option Pricing Model [Member] - Series A Warrants [Member]
12 Months Ended
Dec. 31, 2017 $ / shares
Annual Volatility [Member]
Fair value assumptions, measurement input, percentages	56.13%
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	1.46%
Dividend Rate [Member]
Fair value assumptions, measurement input, percentages	0.00%
Contractual Term [Member]
Fair value assumptions, measurement input, term	4 months 24 days
Closing Price of ordinary Shares[Member]
Fair value assumptions, measurement input, per share	$ 1.48
Conversion/Exercise [Member]
Fair value assumptions, measurement input, per share	$ 7.73